SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

On June 30, 2022, the Company held an extraordinary general meeting of its shareholders (the “Meeting”), to amend the Company’s Amended and Restated Memorandum and Articles of Association (the “Extension Amendment”) to (i) extend the date by which the Company has to consummate an initial business combination from July 11, 2022 (the “Original Termination Date”) to August 11, 2022 (the “Extended Date”) and (ii) allow the Company without another shareholder vote, to elect to extend the date to consummate a business combination on a monthly basis for up to five times by an additional one month each time after the Extended Date, upon five days’ advance notice prior to the applicable deadlines, until January 11, 2023 or a total of up to six months after the Original Termination Date (the “Extension Proposal”). The Company’s shareholders approved the Extension Amendment at the Meeting. On July 5, 2022, the Company filed the Extension Amendment with the Cayman Islands Registrar of Companies.

In connection with its solicitation of proxies in connection with the Extension Proposal, the Company was required to permit its public shareholders to redeem their ordinary shares. Of the 13,800,000 ordinary shares outstanding with redemption rights, the holders of 4,073,605 ordinary shares elected to redeem their shares at a per share redemption price of $10.27. As a result, approximately $41.8 million will be removed from the Trust Account to pay such holders and approximately $99.8 million will remain in the Trust Account. Following the redemptions, the Company will have 9,726,395 ordinary shares with redemption rights outstanding and the Company will deposit $323,888 (or approximately $0.0333 per ordinary share that remains outstanding) for each calendar month, or portion thereof, that is needed by the Company to complete an initial business combination from July 11, 2022.

As of the date of this filing, the company deposited an aggregate of $647,776 into the Trust Account to extend the date to consummate a business combination to September 11, 2022.

NOTE 11 - SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. The Company did not identify any subsequent events, other than noted below, that would have required adjustment or disclosure in the financial statements.

On January 10, 2022, the Company extended the period of time to consummate a Business Combination to April 11, 2022. The Sponsors deposited $1,035,000 into the Trust Account made in the form of non-interest-bearing loans. If the Company completes an initial business combination, the Company will, at the option of the Sponsors, repay the amounts evidenced by the Convertible Promissory Notes or convert a portion or all of the total amount into warrants at a price of $0.75 per warrant, which warrants are identical to the Private Placement Warrants issued. If a Business Combination is not consummated, the Convertible Promissory Notes will not be repaid by the Company and all amounts owed thereunder by the Company will be forgiven except to the extent that the Company has funds available to it outside of its Trust Account.

On January 27, 2022, the Company entered into two additional Convertible Promissory Notes with the Sponsors pursuant to which the Sponsors agreed to loan the Company up to an additional aggregate principal amount of $500,000. The aggregate principal balance of the Convertible Promissory Notes amounted to $2,035,000.